Condensed Financial Information of the Company	12 Months Ended
Aug. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Company
14.	Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of
	August 31,	August 31,
	2023	2022
	$	$
ASSETS
Current assets:
Cash	-	$219
Short-term investments	-	2,055
Prepaid expenses	8	-
Amounts due from subsidiaries	100,271	-
Total current assets	100,279	2,274
Non-current assets:
Right-of-use assets, net	24	-
Investment in subsidiaries	15,822	-
Total non-current assets	15,846	-
Total assets	$116,125	$2,274

Liabilities and Shareholders’ Equity

Current liabilities:
Short-term loans	-	$220
Loans payable to third parties - current	1,500	4,500
Interest payable	11,927	8,258
Accrued expenses	628	-
Operating lease liabilities - current	24	-
Convertible Senior Notes	35,000	-
Long-term loan, current portion	61,240	61,240
Total current liabilities	110,319	74,218

Non-current liabilities:
Operating lease liabilities - non-current	12	-
Loans payable to third parties - non-current	1,000	-
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	-	670,787
Convertible Senior Notes	-	35,000
Total non-current liabilities	1,012	705,787

Total liabilities	$111,331	$780,005

Commitments and contingencies

Shareholders’ equity
Class A ordinary shares ($0.0005 par value; 80 million and 180 million ordinary shares authorized as of August 31, 2022 and 2023, respectively; 29.2 million issued and outstanding as of August 31, 2022 and 154 million issued and outstanding as of August 31, 2023, respectively) [1]	$77	$14
Additional paid-in capital	950,772	895,322
Statutory reserves	-	2,385
Accumulated deficits	(946,055)	(1,662,308)
Accumulated other comprehensive income	-	(13,144)
Total shareholders’ equity	4,794	(777,731)

Total liabilities and shareholders’ equity	$116,125	$2,274

1.	On May 11, 2023, the Company executed reverse share split its ordinary shares at the ratio of one-for-five hundred, immediately following the reverse share split, the total authorized share capital of the Company be increased from $50,000 divided into 0.1 billion ordinary shares of $0.0005 par value each to $100,000 divided into 0.2 billion ordinary shares of $0.0005 par value each. The authorized Class A ordinary shares had been retrospectively adjusted from 40 billion Class A ordinary shares to 80 million Class A ordinary shares at August 31, 2022. The issued and outstanding ordinary shares had been retrospectively adjusted from 14.6 billion ordinary shares to 29.2 million ordinary shares at August 31, 2022.

Condensed statements of income/(loss) and condensed statements of comprehensive income/(loss)

	For the years ended August 31,
	2023	2022	2021
	$	$	$
Operating expenses:
Selling and marketing	-	-	$(17)
General and administrative	(1,462)	(53,375)	(9,673)
Interest income	1	1	879
Interest expense	3,634	(7,396)	(7,946)
Foreign exchange gain/(loss)	-	3	(256)
Other expenses	(2)	-	-
Net income on disposition of discontinued operations	686,276	-	-
Share of income (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	6,048	(108,136)	(755,008)
Net income (loss) attributable to ordinary shareholders of Meta Data Limited	$694,495	$(168,903)	$(772,021)

Net income (loss)	$694,495	$(168,903)	$(772,021)
Unrealized loss on available-for-sale investments, net of tax	-	-	(1,810)
Foreign currency translation adjustment	-	(7,806)	808
Comprehensive income (loss)	$694,495	$(176,709)	$(773,023)

Condensed statements of cash flows

	For the years ended August 31,
	2023	2022	2021
	$	$	$
Net cash used in operating activities	$(77,889)	$(36,729)	$(8,364)
Net cash provided by investing activities	1,000	8,559	33,900
Net cash provided by (used in) financing activities	76,670	30,680	(80,662)
Effect of exchange rate changes	-	3,338	17,022
Net decrease in cash	(219)	(5,848)	(38,104)
Cash, at beginning of year	219	6,067	44,171
Cash, at end of year	-	$219	$6,067

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs and the VIEs’ subsidiaries.

The parent company records its investment in its subsidiaries and VIEs and the VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIEs and VIEs’ subsidiaries” and their respective profit or loss as “Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.